Per Share Data	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Per Share Data [Text Block]
19. Per Share Data
Basic earnings per share is based upon the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share includes the effect of certain stock option and other equity-based compensation awards. Our unvested restricted stock units contain non-forfeitable rights to dividend equivalents and are considered participating securities. We calculate basic and diluted earnings per share under the two-class method.
Earnings per share data is as follows:

	Year Ended December 31,
	2022		2021		2020
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Net income (loss)	$3,894	$(5)	$5,623	$(6)	$1,429	$(2)
Dividends on redeemable non-controlling interests	(7)	—	(7)	—	(7)	—
Net income attributable to participating securities	(10)	—	(14)	—	(3)	—
Net income (loss) attributable to ordinary shareholders—basic and diluted	$3,877	$(5)	$5,602	$(6)	$1,419	$(2)

Millions of shares, except per share amounts
Basic weighted average common stock outstanding	327	327	334	334	334	334
Effect of dilutive securities	1	1	—	—	—	—
Potential dilutive shares	328	328	334	334	334	334

Earnings (loss) per share:
Basic	$11.86	$(0.02)	$16.79	$(0.02)	$4.25	$(0.01)
Diluted	$11.83	$(0.02)	$16.77	$(0.02)	$4.25	$(0.01)